Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds (3)	Plants under construction (1)	Other	Right of use asset (2)	Total
$ millions

Cost
Balance as of January 1, 2024	1,140	8,280	2,025	523	1,219	579	13,766
Additions in respect of business combinations	4	5	-	-	1	-	10
Additions	49	393	137	98	88	97	862
Disposals	(8)	(66)	(29)	-	(3)	(41)	(147)
Translation differences	(53)	(108)	(20)	(15)	(6)	(17)	(219)
Balance as of December 31, 2024	1,132	8,504	2,113	606	1,299	618	14,272
Accumulated depreciation
Balance as of January 1, 2024	544	4,765	885	-	1,018	225	7,437
Additions in respect of business combinations	1	2	-	-	1	-	4
Depreciation (3)	32	256	148	-	65	86	587
Impairment	-	14	-	-	-	-	14
Disposals	(6)	(60)	(29)	-	(3)	(27)	(125)
Translation differences	(15)	(63)	(16)	-	(5)	(8)	(107)
Balance as of December 31, 2024	556	4,914	988	-	1,076	276	7,810

Depreciated balance as of December 31, 2024	576	3,590	1,125	606	223	342	6,462

(1)	The additions are presented net of items whose construction has been completed and therefore have been reclassified to other categories in “property, plant and equipment”.

(2)	The total additions were recorded against lease liabilities under IFRS 16.

(3)	Depreciation expenses allocation in the amount of $37 million on the "Dikes and evaporating ponds" assets.

Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds (3)	Plants under construction (1)	Other	Right of use asset (2)	Total
$ millions

Cost
Balance as of January 1, 2023	1,086	7,865	1,834	518	1,144	533	12,980
Additions	35	455	179	(3)	78	94	838
Disposals	(4)	(98)	-	(2)	(4)	(51)	(159)
Translation differences	23	58	12	10	1	3	107
Balance as of December 31, 2023	1,140	8,280	2,025	523	1,219	579	13,766
Accumulated depreciation
Balance as of January 1, 2023	512	4,545	829	-	936	189	7,011
Depreciation	27	254	46	-	84	83	494
Disposals	(1)	(68)	-	-	(3)	(49)	(121)
Translation differences	6	34	10	-	1	2	53
Balance as of December 31, 2023	544	4,765	885	-	1,018	225	7,437

Depreciated balance as of December 31, 2023	596	3,515	1,140	523	201	354	6,329

(1)	The additions are presented net of items for which construction has been completed and, accordingly, were reclassified to other categories in the “property, plant and equipment” section.

(2)	The total additions were recorded against lease liabilities (IFRS 16).

(3)
The Company conducted a useful life evaluation of Property, Plant and Equipment at its facilities in Israel. As a result, the estimated useful lives of the certain assets have been extended by 2‑5 years, effective from January 1, 2023, and the depreciation expenses has been reduced by $16 million.